UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fore Research and Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-11162
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Li, LLC
           --------------------------------------------------
Title:     Matthew Li, Managing Member
           --------------------------------------------------
Phone:     (212) 984-3800
           --------------------------------------------------

Signature, Place, and Date of Signing:

      Matthew Li           New York, New York           05/09/05
 ---------------------  --------------------------  ---------------
      [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   72
                                               -------------

Form 13F Information Table Value Total:           $1,406,914
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.              Form 13F File Number                 Name

                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000) PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- -------------- ------- ------------- ----------  --- ---- ---------- -------- -------- -------- ---
A D C TELECOMMUNICATIONS        FRNT 6/1         000886AB7    34,700  38,803,000  SH       SOLE               38,803,000
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS        NOTE 1.000% 6/1  000886AD3    13,545  15,821,000  SH       SOLE               15,821,000
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                        COM              00130H105       246      15,040  SH       SOLE                   15,040
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                     COM              00339B107        70      10,000  SH       SOLE                   10,000
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                     NOTE 0.750%12/2  00651FAG3     1,978   2,457,000  SH       SOLE                2,457,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                   NOTE 6.500%12/1  00845VAA8    25,653  25,129,000  SH       SOLE               25,129,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC            NOTE 5.000% 3/1  031652AH3     7,431   8,349,000  SH       SOLE                8,349,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC            NOTE 5.750% 6/0  031652AN0     8,826   9,146,000  SH       SOLE                9,146,000
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC      NOTE 2.500% 4/1  032346AD0     8,183   9,201,000  SH       SOLE                9,201,000
------------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                     NOTE 3.250% 8/1  034425AB4    35,864  32,962,000  SH       SOLE               32,962,000
------------------------------------------------------------------------------------------------------------------------------------
ANIXTER INTL INC                NOTE 6/2         035290AC9     9,795  27,592,000  SH       SOLE               27,592,000
------------------------------------------------------------------------------------------------------------------------------------
AQUILA INC                      COM              03840P102     2,404     627,600  SH       SOLE                  627,600
------------------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC              NOTE 2.000%11/0  042260AC3    79,042  82,451,000  SH       SOLE               82,451,000
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                 NOTE 3.375% 7/1
                                ADDED            125896AT7     1,440   1,068,000  SH       SOLE                1,068,000
------------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                     COM              13321L108       478      10,800  SH       SOLE                   10,800
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER ASSOCIATES        DBCV 2.875% 6/1  159852AB8    24,352  17,091,000  SH       SOLE               17,091,000
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS INC D    NOTE 4.750% 6/0  16117MAC1     4,075   4,312,000  SH       SOLE                4,312,000
------------------------------------------------------------------------------------------------------------------------------------
CIBER INC                       SDCV 2.875%12/1  17163BAB8     9,198  10,250,000  SH       SOLE               10,250,000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                      NOTE 3.750% 2/0  171779AA9    29,035  33,762,000  SH       SOLE               33,762,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                   COM              17275R102       335      18,700  SH       SOLE                   18,700
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                   SDCV 1.000% 3/1  203372AD9    41,530  44,895,000  SH       SOLE               44,895,000
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC         COM PAR $0.10    205862402     2,590     102,700  SH       SOLE                  102,700
------------------------------------------------------------------------------------------------------------------------------------
CONCORD COMMUNICATIONS INC      NOTE 3.000%12/1
                                ADDED            206186AB4    12,576  14,263,000  SH       SOLE               14,263,000
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                     PFD B CV 5.50%   208464867       404      15,000  SH       SOLE                   15,000
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP      NOTE 2/0         222372AE4    41,921  27,447,000  SH       SOLE               27,447,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL         NOTE 8.000% 6/0  247361YP7       252     602,000  SH       SOLE                  602,000
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW           DBCV 6/2         25179MAD5     8,775  14,885,000  SH       SOLE               14,885,000
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIV INC                 NOTE 1.250% 1/0  25388BAB0    12,067  12,189,000  SH       SOLE               12,189,000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                  COM DISNEY       254687106     4,651     161,900  SH       SOLE                  161,900
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC                        ADR              284131208       114      35,261  SH       SOLE                   35,261
------------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP                     NOTE 0.250%12/1  292475AD2    42,198  45,284,000  SH       SOLE               45,284,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                 COM PAR $0.01    345370860       186      16,400  SH       SOLE                   16,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               DEB SR CV C 33   370442717    11,044     507,000  SH       SOLE                  507,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               DEB SR CONV B    370442733    45,940   2,394,000  SH       SOLE                2,394,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               DEB SR CONV A    370442741    40,340   1,720,250  SH       SOLE                1,720,250
------------------------------------------------------------------------------------------------------------------------------------
GRAVITY CO LTD                  SPONSORED ADR
                                ADDED            38911N107       236      25,000  SH       SOLE                   25,000
------------------------------------------------------------------------------------------------------------------------------------
HEADWATERS INC                  NOTE 2.875% 6/0
                                ADDED            42210PAB8    20,057  15,790,000  SH       SOLE               15,790,000
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                 NOTE 1.375% 5/1  45245WAF6    15,302  18,382,000  SH       SOLE               18,382,000
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS INC       COM              460690100     8,538     695,300  SH       SOLE                  695,300
------------------------------------------------------------------------------------------------------------------------------------
IVAX CORP                       NOTE 1.500% 3/0
                                DELETED          465823AJ1    14,084  13,864,000  SH       SOLE               13,864,000
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC            COM              48203R104     8,509     385,700  SH       SOLE                  385,700
------------------------------------------------------------------------------------------------------------------------------------
LEUCADIA NATL CORP              NOTE 3.750% 4/1  527288AX2     8,396   8,459,000  SH       SOLE                8,459,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM              52729N100       174      84,300  SH       SOLE                   84,300
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW          COM SER A        530718105       388      37,400  SH       SOLE                   37,400
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC         SDCV 8.000% 8/0  549463AK3    85,728  83,637,000  SH       SOLE               83,637,000
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP               COM              565849106       347       7,400  SH       SOLE                    7,400
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                     NOTE 6.800% 4/3  577729AC0    26,402  26,859,000  SH       SOLE               26,859,000
------------------------------------------------------------------------------------------------------------------------------------
MCDATA CORP                     NOTE 2.250% 2/1  580031AD4    10,090  12,387,000  SH       SOLE               12,387,000
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                     COM              62940M104    61,787     973,941  SH       SOLE                  973,941
------------------------------------------------------------------------------------------------------------------------------------
NETFLIX COM INC                 COM              64110L106       138      12,700  SH       SOLE                   12,700
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP NEW        NOTE 4.250% 9/0  656568AB8   109,700 118,980,000  SH       SOLE              118,980,000
------------------------------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP           NOTE 4/1         682189AB1    18,892  27,037,000  SH       SOLE               27,037,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                      COM              717081103     1,509      57,444  SH       SOLE                   57,444
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINE LONG DISTANCE TEL    SPON GDR PFD     718252703    12,769     258,700  SH       SOLE                  258,700
------------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC                     COM              74045Q104       283       4,750  SH       SOLE                    4,750
------------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC         NOTE 2.750% 8/1  74369LAD5     2,157   2,115,000  SH       SOLE                2,115,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC                 SDCV 4.500%10/0  74762EAC6    13,218  13,115,000  SH       SOLE               13,115,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                    NOTE 4.375% 8/0  747906AE5     7,261   7,446,000  SH       SOLE                7,446,000
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC              NOTE 5.000% 8/1  75952BAD7     8,891   6,302,000  SH       SOLE                6,302,000
------------------------------------------------------------------------------------------------------------------------------------
RESMED INC                      NOTE 4.000% 6/2  761152AB3    25,406  23,615,000  SH       SOLE               23,615,000
------------------------------------------------------------------------------------------------------------------------------------
RYERSON TULL INC NEW            COM              78375P107       127      10,000  SH       SOLE                   10,000
------------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC             DBCV 2.875%12/1
                                ADDED            811904AH4    29,950  28,249,000  SH       SOLE               28,249,000
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                    SDCV 5.000% 2/1  817315AL8    22,650  22,426,000  SH       SOLE               22,426,000
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                   NOTE 4.500% 5/1  83001PAJ8       307     315,000  SH       SOLE                  315,000
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                  NOTE 0.500% 2/1  834182AS6    52,110  72,075,000  SH       SOLE               72,075,000
------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                  SDCV 2.000%12/1  878237AC0    75,128  76,272,000  SH       SOLE               76,272,000
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS FIN B V    DBCV 0.375%11/1  88164MAB4   118,871  80,996,000  SH       SOLE               80,996,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW          COM              91913Y100       277       3,780  SH       SOLE                    3,780
------------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP                     NOTE 5.000% 8/0  985509AN8    24,245  13,864,000  SH       SOLE               13,864,000
------------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP                     NOTE 3.375%11/2  985509AQ1    18,948  12,466,000  SH       SOLE               12,466,000
------------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP             NOTE 5.000% 8/0
                                ADDED            985577AA3    24,245  13,864,000  SH       SOLE               13,864,000
------------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP             NOTE 3.375%11/2
                                ADDED            985577AB1    18,948  12,466,000  SH       SOLE               12,466,000
------------------------------------------------------------------------------------------------------------------------------------

